2a. Restatement of Financial Statements	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
2a. Restatement of Financial Statements

One Horizon Group, Inc. (the "Company") is restating its consolidated financial statements as of December 31, 2012 for the six months ended December 31, 2012 and as of and for years ended June 30, 2012, and 2011, to correct errors related to the recognition of revenue from sales of perpetual licenses to larger, top-tier ("Tier 1") and other ("Tier 2) telecom entities.  Contracts with Tier 1 entities typically require agreed-upon fixed payments over fixed future periods extending beyond one year.  Contracts with Tier 2 have long-term variable payment terms based on customer usage.  The Company historically recognized the present value of Tier 1 contracts at the time of delivery.  Revenue from Tier 2 contracts was historically recognized over the initial 5-year term on a straight-line basis.

The Company's decision to restate the aforementioned financial statements was made as a result of management's identification of errors related to the recognition of revenue from sales of perpetual licenses to certain Tier 1 and Tier 2 telecom entities.  Management subsequently determined, and the Audit Committee of the Board of Directors adopted management's conclusion that, as a result  of applying the guidance in ASC 985-605-25-32, a portion of the revenue recognized at the time of the sale of perpetual licenses to certain Tier 1 entities should have been deferred and recognized in future periods as payments became due.  The conclusion was also reached that revenue from contracts with Tier 2 entities should have been recognized based on the timing of when payments became due (which is based on usage). The errors impacted accounts receivable and deferred revenue in the consolidated balance sheets as well as revenue in the consolidated statements of operations.  As a result, revenue and net income were misstated in the consolidated statements of operations for the six months ended December 31, 2012 and years ended June 30, 2012 and 2011. Accounts receivable and deferred revenue were misstated in the consolidated balance sheet as of December 31, 2012, June 30, 2012 and June 30, 2011. These errors were considered material to the consolidated financial statements. The effect of these errors on the consolidated results of operations for the six months ended December 31, 2012, was to reduce revenue and decrease net income by $4.75 million and $3.58 million, respectively The effect of these errors on the consolidated results of operations for the year ended June 30, 2012 was to reduce revenue and increase the net loss by $2.61 million and $2.54 million, respectively. The effect of these errors on the consolidated results of operations for the year ended June 30, 2011 was to reduce revenue and increase the net loss by $1.825 million and $1.825 million, respectively.

The consolidated financial statements have been restated as follows.  The errors had no impact on the Company's consolidated net cash flows from investing and financing activities.  The Company has also reclassified amortization of software development costs from the prior presentation as operating expenses to cost of revenue.

	Consolidated Balance Sheet
	(in thousands)

	As of December 31, 2012
	As previously
	Reported	Adjustments	As Restated
Assets

Accounts receivable, current portion	$5,899	(4,922)	$977

Total current assets	6,734	(4,922)	1,812

Accounts receivable, net of current portion	26,263	(26,263)	-

Total assets	$45,676	(31,185)	$14,491

Liabilities and Stockholders' Equity

Current portion of deferred revenue	$6,000	(6,000)	$-

Incom Taxes	1,332	(1,238)	94

Total current liabilities	12,114	(7,240)	4,874

Deferred revenue	16,000	(16,000)	-

Total liabilities	28,868	(23,240)	5,628

Accumulated deficit	(4,780)	(7,945)	(12,725)

Total stockholders' equity	16,808	(7,945)	8,863

Total liabilities and stockholders' equity	$45,676	(31,185)	$14,491

	Consolidated Statements of Operations
	(in thousands)

	Six Months Ended December 31, 2012
	As previously
	Reported	Adjustments	As Restated
Revenue	$11,709	(4,750)	$6,959

Cost of revenue	121	873	994
Gross margin	11,588	5,623	5,965

Expenses	4,968	(872)	4,096

Income (loss) from operations	6,620	(4,751)	1,869

Other income and expense	(70)	-	(70)

Income (loss) from continuing operations before income taxes	6,550	(4,751)	1,799

Income taxes	1,169	(1,169)	-

Income (loss) from continuing operations	5,381	(3,582)	1,799

Loss from discontinued operations	(121)	-	(121)

Net income (loss) for the period	$5,260	(3,582)	$1,678

Earning per share:
Basic	$-		$0.06
Diluted	$-		$0.06

	Consolidated Statements of Comprehensive Income
	(in thousands)

	Six months ended December 31, 2012
	As previously
	Reported	Adjustments	As Restated

Net income	$5,260	$(3,582)	$1,678

Comprehensive income	5,715	(3,582)	2,133

	Consolidated Statements of Cash Flows
	(in thousands)

	Six months ended December 31, 2012
	As previously
	Reported	Adjustments	As Restated
Cash provided by (used in) operating activities:

Operating activities
Net income	$5,260	(3,582)	1,678
Changes in operating assets and liabilities:
Accounts receivable	(8,395)	8,750	355
Deferred revenue	4,000	(4,000)	-
Income Taxes	1,169	(1,169)	-
Net cash provided by (used in) operating activities	$(833)	-	(833)

	Consolidated Balance Sheet
	(in thousands)

	As of June 30, 2012
	As previously
	Reported	Adjustments	As Restated
Assets

Accounts receivable, current portion	$953	380	$1,333
Total current assets	1,074	380	1,454

Accounts receivable, net of current portion	22,814	(22,814)	0
Total assets	$36,549	(22,434)	$14,115

Liabilities and Stockholders' Equity

Current portion of deferred revenue	$4,600	(4,600)	$0
Income taxes payable	163	(69)	94
Total current liabilities	12,988	(4,669)	8,319

Deferred revenue	13,400	(13,400)	0
Total liabilities	26,983	(18,069)	8,619

Accumulated deficit	(10,040)	(4,365)	(14,405)
Total stockholders' equity	9,566	(4,365)	5,201

Total liabilities and stockholders' equity	$36,549	(22,434)	$14,115

	Consolidated Statements of Operations
	(in thousands)

	Year Ended June 30, 2012
	As previously
	Reported	Adjustments	As Restated
Revenue	$5,222	(2,610)	$2,612

Cost of revenue	80	1,655	1,735
Gross margin	5,142	(4,265)	877

Expenses	7,109	(1,655)	5,454

Income (loss) from operations	(1,967)	(2,610)	(4,577)

Other income and expense	(169)	-	(169)

Income (loss) from income taxes	(2,205)	(2,541)	(4,746)

Income taxes	69	(69)	-

Net income (loss)	$(2,205)	(2,541)	$(4,746)

Earning per share:
Basic	$-		$(0.21)
Diluted	$-		$(0.20)

	Consolidated Statements of Comprehensive Income
	(in thousands)

	Year ended June 30, 2012
	As previously
	Reported	Adjustments	As Restated

Net loss	$(2,205)	(2,541)	$(4,746)

Comprehensive loss	(2,205)	(2,541)	(4,746)

	Consolidated Statements of Cash Flows
	(in thousands)

	Year ended June 30, 2012
	As previously
	Reported	Adjustments	As Restated
Cash provided by (used in) operating activities:

Operating activities
Net income (loss)	$(2,205)	(2,541)	(4,746)
Changes in operating assets and liabilities:
Accounts receivable	(20,734)	19,010	(1,724)
Deferred revenue	16,400	(16,400)	-
Income taxes	(22)	(69	(91)
Net cash provided by (used in) operating activities	$(2,895)	-	(2,895)

	Consolidated Balance Sheet
	(in thousands)

	As of June 30, 2011
	As previously
	Reported	Adjustments	As Restated
Assets

Accounts receivable, current portion	$212	(29)	$183
Total current assets	576	(29)	547

Accounts receivable, net of current portion	2,821	(2,821)	0
Total assets	$14,383	(2,850)	$11,533

Liabilities and Stockholders' Equity

Deferred customer credit	$0	575	$575
Current portion of deferred revenue	400	(400)	0
Total current liabilities	7,033	125	7,158

Deferred revenue	1,200	(1,200)	0
Total liabilities	8,768	(1,025)	7,743

Accumulated deficit	(7,835)	(1,825)	(9,660)
Total stockholders' equity	5,615	(1,825)	3,790

Total liabilities and stockholders' equity	$14,383	(2,850)	$11,533

	Consolidated Statements of Operations
	(in thousands)

	Year Ended June 30, 2011
	As previously
	Reported	Adjustments	As Restated
Revenue	$2,726	(1,825)	$901

Cost of revenue	207	1,307	1,514
Gross margin	2,519	(3,132)	(613)

Expenses	3,539	(1,307)	2,232

Income (loss) from operations	(1,020)	(1,825)	(2,845)

Other income and expense	301	0	301

Income (loss) from income taxes	(403)	(1,825)	(2,228)

Income taxes

Net income (loss)	$(403)	(1,825)	$(2,228)

	Consolidated Statements of Comprehensive Income
	(in thousands)

	Year Ended June 30, 2011
	As previously
	Reported	Adjustments	As Restated
Net loss	$(403)	(1,825)	$(2,228)

	Year ended June 30, 2011
	As previously
	Reported	Adjustments	As Restated

Cash provided by (used in) operating activities:

Operating activites
Net income (loss)	$(403)	(1,825)	$(2,228)
Changes in operating assets and liabilities:
Accounts receivable	2,675	2,850	5,525
Deferred customer credit	0	575	575
Deferred revenue	1,600	(1,600)	0
Net cash provided by (used in) operating activities	$5,363	0	$5,363